Consolidated Statements Of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Statement of Cash Flows [Abstract]
Cash acquired from acquisition	$ 8,888	$ 24,943